REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVENUE
Schedule of disaggregates revenue by service type and the timing of when these services are provided to the member or customer

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Services transferred at a point in time:
Flights, net of discounts and fees	$212,660	$83,655	$403,134	$203,291
Aircraft management	47,594	31,846	96,017	51,630
Other	5,450	2,642	9,739	4,296

Services transferred over time:
Memberships	16,188	13,123	31,162	26,442
Aircraft management	2,361	2,380	4,818	3,384
Other	1,327	685	2,367	1,384
Total	$285,580	$134,331	$547,237	$290,427

	June 30,	December 31,
	2021	2020
Flights – Prepaid Blocks and jet cards	$523,513	$609,490
Memberships – annual dues	32,790	32,016
Memberships – initiation fees	4,024	3,870
Flights – credits	6,847	7,291
Other	525	411
Deferred revenue, total	567,699	653,078
Less: Deferred revenue, current	(565,732)	(651,096)
Deferred revenue, non-current	$1,967	$1,982

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer (in thousands):

	Year Ended December 31,
	2020	2019	2018
Services transferred at a point in time:
Flights, net of discounts and fees	$495,419	$334,263	$284,660
Recharge and recovery	124,881	—	—
Ground services – FBO	2,162	—	—
Other	7,230	4,781	4,441
Services transferred over time:
Memberships – annual dues	47,435	42,025	36,743
Memberships – initiation fees	7,187	3,843	6,300
Aircraft management – monthly fee	7,848	—	—
Ground services – MRO	2,819	—	—
Total	$694,981	$384,912	$332,144

Schedule of deferred revenue

Deferred revenue – beginning balance	$653,078
Amounts deferred during the period	353,052
Revenue recognized from amounts included in the deferred revenue beginning balance	(268,506)
Revenue from current period sales	(169,925)
Deferred revenue – ending balance	$567,699

Deferred revenue consists of the following (in thousands):

	December 31,
	2020	2019
Flights – Blocks and jet cards	$609,490	$219,839
Memberships – annual dues	32,016	24,667
Memberships – initiation fees	3,870	2,715
Flights – credits	7,291	5,032
Other	411	1,815
Deferred revenue, total	653,078	254,068
Less: Deferred revenue, current	(651,096)	(252,737)
Deferred revenue, non-current	$1,982	$1,331

A rollforward of the amounts included in deferred revenue consists of the following (in thousands):

	December 31,
	2020	2019
Deferred revenue – beginning balance	$254,068	$222,639
Amounts deferred during the period	954,840	416,342
Revenue recognized from amounts included in deferred revenue beginning balance	(154,138)	(165,302)
Revenue from current period sales	(401,692)	(219,611)
Deferred revenue – ending balance	$653,078	$254,068